TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

16. TRADE AND OTHER PAYABLES

This account consists of the following:

	2022	2023
Trade payables	18,457	18,608
Other payables	463	441
Total trade and other payables	18,920	19,049

The breakdown of trade payables is as follows:

	2022	2023
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	1,342	2,399
Purchases of equipments, materials, and services	264	430
Payables to other telecommunication providers	169	161
Sub-total	1,775	2,990
Third parties
Purchases of equipments, materials, and services	14,451	12,742
Payables to other telecommunication providers	2,231	2,876
Sub-total	16,682	15,618
Total	18,457	18,608

Trade payables by currency are as follows:

	2022	2023
Rupiah	16,727	15,929
US Dollar	1,636	2,537
Others	94	142
Total	18,457	18,608

Terms and conditions of the trade and other payables:

a.	The Group's trade payables and other payables are non-interest bearing and normally settled within 1 year term.
b.	Refer to Note 31c for details on related party transactions.
c.	Refer to Note 34b.v for the Group's liquidity risk management.